OTHER EQUITY INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Summary of Other Equity Instruments

	Interest rate		30 June 2025	31 December 2024
	%	Next call date	£m	£m
AT1 securities:
- £500m Perpetual Capital Securities	6.30	March 2025	–	500
- £210m Perpetual Capital Securities	4.25	March 2026	210	210
- £750m Perpetual Capital Securities	6.50	June 2027	750	750
- £400m Perpetual Capital Securities	8.75	Sept 2029	400	400
- £500m Perpetual Capital Securities	7.63	Sept 2030	500	–
			1,860	1,860